Additional information on the consolidated statements of income (loss) - Disclosure of employee benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Additional Information On Consolidated Statements Of Loss Line Items
Employee benefit expenses	$ 25,785	$ 15,186
Employee benefit expenses [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Salaries and short-term employee benefits	11,408	8,282
Termination benefits	5,548	0
Share-based compensation	8,951	7,124
Cost recoveries	(122)	(220)
Employee benefit expenses	$ 25,785	$ 15,186